Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Information relating to federal funds purchased and repurchase agreements

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2013
Federal funds purchased	0.4%	0.4%	$635	$13,503	$13,503
Short-term repurchase agreements	0.1	0.1	19,913	25,007	17,581
Total					$31,084
2012
Federal funds purchased	0.0%	0.6%	$412	$345	$0
Short-term repurchase agreements	0.1	0.1	22,867	24,734	21,058
Total					$21,058

Other borrowings

			2013		2012
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2014	$0	na	$10,126	1.5%
		2015	0	na	0	na
		2016	3,000	0.6%	0	na
		2017	3,000	0.9%	0	na
		2018-19	18,000	2.0%	10,000	2.5%
Total Bank			$24,000		$20,126

Subordinated notes	The Company	2034	$25,774	2.9%	$25,774	3.0%
		2035	23,712	2.1%	23,712	2.1%
Total Company			$49,486		$49,486